SUPPLEMENTARY PENSION PLANS (Details 4)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets Of The Alvorada Plan [Member]
Asset categories
Equities
Fixed income	95.60%	95.20%
Real estate	3.40%	3.80%
Other	1.00%	1.00%
Total	100.00%	100.00%
Assets Of The Bradesco Plan [Member]
Asset categories
Equities	1.60%	4.90%
Fixed income	95.60%	90.50%
Real estate	1.70%	2.30%
Other	1.10%	2.30%
Total	100.00%	100.00%
Assets Of The Kirton Plan [Member]
Asset categories
Equities
Fixed income	100.00%	100.00%
Real estate
Other
Total	100.00%	100.00%